May 1, 2025
Summary
Prospectus
Victory RS Large Cap Alpha Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GPAFX	RCOCX	—	—	—	RCEYX
Before you invest, you may want to review the Fund’s Statutory Prospectus and Statement of Additional Information, both of which are dated May 1, 2025, and are incorporated by reference into this Summary Prospectus, as they each contain more information about the Fund and its risks.
You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at VictoryFunds.com.
You may also obtain this information at no cost by calling 800-539-FUND (800-539-3863) or by sending an e–mail request to VictoryMail@VCM.com.
You may also obtain this information at no cost from your financial intermediary.
vcm.com
800-539-FUND (800-539-3863)

Victory RS Large Cap Alpha Fund Summary
Investment Objective
The Victory RS Large Cap Alpha Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 36 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.16%	1.35%	0.23%
Total Annual Fund Operating Expenses	0.91%	2.85%	0.73%
Fee Waiver/Expense Reimbursement[3]	(0.02)%	(1.16)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.89%	1.69%	0.68%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.89%, 1.69%, and 0.68% of the Fund’s Class A, Class C, and Class Y shares, respectively, through at least April 30, 2026. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert

Victory RS Large Cap Alpha Fund Summary
automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$661	$847	$1,048	$1,628
Class C	$272	$773	$1,401	$2,622
Class Y	$69	$228	$401	$902
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$172	$773	$1,401	$2,622
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover generally will indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in companies considered by the Adviser (at the time of purchase) to be large-capitalization companies. The Adviser considers a company to be large capitalization if its market capitalization is at least $5 billion. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser seeks to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).
The Fund holds a relatively limited number of securities; and as a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company, or (4) other investments available are considered to be more attractive.

Victory RS Large Cap Alpha Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Limited Portfolio Holdings Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sectors in which the Fund may make significant investments. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of

Victory RS Large Cap Alpha Fund Summary
the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Performance information for the Fund’s Class A, C, and Y shares prior to July 30, 2016, reflects the historical performance of, respectively, the Class A, C, and Y shares of the RS Large Cap Alpha Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Victory RS Large Cap Alpha Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	18.20%	December 31, 2020
Lowest Quarter	-27.89%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2024)	1 Year	5 Years	10 Years
CLASS A Before Taxes	14.07%	8.45%	8.40%
CLASS A After Taxes on Distributions	10.55%	6.33%	6.03%
CLASS A After Taxes on Distributions and Sale of Fund Shares	10.82%	6.24%	6.06%
CLASS C Before Taxes	19.02%	8.86%	8.35%[1]
CLASS Y Before Taxes	21.25%	9.97%	9.27%
Indices
S&P 500® Index reflects no deduction for fees, expenses, or taxes	25.02%	14.53%	13.10%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes	14.37%	8.68%	8.49%
1
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Victory RS Large Cap Alpha Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Robert J. Harris	Chief Investment Officer	Since 2014
Joseph M. Mainelli	Investment Analyst	Since 2012
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (“IRAs”), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
VF-RS-LCA-SUMPRO (05/25)